FINANCIAL INSTRUMENTS (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)
Financial Instruments
Cash	$ 322			$ 41
Accounts receivable	1,446			0
Accounts payable	2,449			150
Short term loans				8,922
Working capital	1,573
Operating activities	9,082	$ (3,594)	$ 5,699
Investing activities	10,698	$ 23,120	$ 879
Financial instruments drawn	19,400
Financial instruments credit facility				$ 20,000
Debt financing	$ 30,000